INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Trade receivables (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020
Components of Consolidated Statement of Financial Position
Trade debtors	$ 67,157,349	$ 53,047,035
Allowance for impairment of trade debtors	(3,824,980)	(3,886,832)
Allowance for credit notes to be issued	(1,527,419)	(2,285,197)
Deferred checks	22,599,241	25,461,399
Trade receivables	84,653,104	73,546,633
Trade debtors	292,067
Non-current Trade receivables	292,067
Shareholders and other other related parties
Components of Consolidated Statement of Financial Position
Trade debtors	240,954	1,090,004
Allowance for impairment of related parties	(378)	(768)
Parent company
Components of Consolidated Statement of Financial Position
Trade debtors	$ 8,337
Joint ventures and associates
Components of Consolidated Statement of Financial Position
Trade debtors		$ 120,992